SCHEDULE OF CHANGES IN FAIR VALUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Change inexchange rate increase	5.00%	5.00%
Impact on pre-tax profit increase	$ (69,729)	$ (215,742)
Change inexchange rate decrease	5.00%	5.00%
Impact on pre-tax profit decrease	$ 69,729	$ 215,742